Significant Accounting Policies (Details) - USD ($)			3 Months Ended				7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Jun. 14, 2019	May 01, 2018	Oct. 31, 2022	Sep. 30, 2022	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash				$ 209,983				$ 209,983		$ 264,755		$ 264,755
Cash held in the Trust Account				$ 130,165,886				130,165,886		128,400,078		$ 128,400,078
Redemption value								12,650,000		12,650,000
Transaction costs								8,998,713		8,998,713
Warrant liability expense								$ 741,209		$ 741,209
Aggregate shares of common stock (in Shares)								18,677,500		18,677,500
Effective tax rate				(18.55%)		0.00%	0.00%	1.62%
Statutory tax rate				21.00%		21.00%		21.00%	21.00%			21.00%
Federal depository insurance corporation coverage amount								$ 250,000		$ 250,000
Cash paid											$ 126		$ 223
Derivative liabilities										$ 16,773,000	$ 10,588,000	$ 16,773,000
Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)										7,858,820
DIGERATI TECHNOLOGIES, INC [Member]
Significant Accounting Policies (Details) [Line Items]
Statutory tax rate											21.00%		21.00%
Shares issued (in Shares)											0		7,608,820
Contract assets			$ 5,988								$ 6,701		$ 17,661
Deferred income			244,530								66,167		19,984
Customer deposits balance			873,518								864,345		$ 0
Deferred commissions/contract costs			317,358								184,808
Sale commissions expensed			676,608		$ 323,704					$ 871,561	2,262,129
Doubtful accounts										29,000	$ 74,628	$ 29,000
Treasury shares, description											As a result of entering into various convertible debt instruments which contained a variable conversion feature with no floor, warrants with fixed exercise price, and convertible notes with fixed conversion price or with a conversion price floor, we reserved 30,000,000 treasury shares for consideration for future conversions and exercise of warrants.
Derivative liabilities			$ 13,664,035								$ 10,587,717
Tax position percentage											50.00%
Recognized stock-based compensation expense										264,712	$ 125,250
Stock-based compensation expense										97,863
Noncontrolling interest description		On May 1, 2018, T3 Communications, Inc. (“T3”), a Nevada Corporation, entered into a Stock Purchase Agreement (’SPA”), whereby in an exchange for $250,000, T3 agreed to sell to the buyers 199,900 shares of common stock equivalent to 19.99% of the issued and outstanding common share of T3 Communications, Inc. The $250,000 of the cash received under this transaction was recognized as an adjustment to the carrying amount of the noncontrolling interest and as an increase in additional paid-in capital in T3. At the option of the Company, and for a period of five years following the date of the SPA, the 199,900 shares of common stock in T3 may be converted into Common Stock of Digerati at a ratio of 3.4 shares of DTGI Common stock for everyone (1) share of T3 at any time after the DTGI Common Stock has a current market price of $1.50 or more per share for 20 consecutive trading days.
Noncontrolling interest										$ 332,000	$ 1,341,000
DIGERATI TECHNOLOGIES, INC [Member] | Purchase Agreement [Member]
Significant Accounting Policies (Details) [Line Items]
Minority interest rate	12.00%
Cash paid	$ 100,000
Shares issued (in Shares)	500,000
Market value	$ 85,000
Minority interest investment	$ 185,000
DIGERATI TECHNOLOGIES, INC [Member] | Various Employees [Member]
Significant Accounting Policies (Details) [Line Items]
Shares Issued (in Shares)											1,500,000